Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consist of the following at:
	March 31, 2015	December 31, 2014

Furniture and equipment	$12,405	$11,901
Less accumulated depreciation	(851)	(280)
	$11,554	$11,621
Property and equipment consist of the following at:
	December 31, 2014	December 31, 2013

Furniture and equipment	$11,901	$-
Less accumulated depreciation	(280)	-
	$11,621	$-